Revenue Recognition - Disaggregation of revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Total revenues	¥ 6,954,057	¥ 5,409,825	¥ 3,341,617
Directly-operated salons
Disaggregation of Revenue
Total revenues	5,396,294	4,006,834	2,026,806
Franchise
Disaggregation of Revenue
Total revenues	1,163,998	1,359,026	1,289,141
Other revenues
Disaggregation of Revenue
Total revenues	393,765	43,965	25,670
Relaxation Salon Segment
Disaggregation of Revenue
Total revenues	5,972,913	5,196,540	3,315,947
Relaxation Salon Segment | Directly-operated salons
Disaggregation of Revenue
Total revenues	3,121,649	3,278,514
Relaxation Salon Segment | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	1,122,595	559,000
Relaxation Salon Segment | Franchise
Disaggregation of Revenue
Total revenues	155,952	199,889
Relaxation Salon Segment | Royalty income
Disaggregation of Revenue
Total revenues	403,170	209,848
Relaxation Salon Segment | Staffing service revenue
Disaggregation of Revenue
Total revenues	86,975	263,962
Relaxation Salon Segment | Sublease revenue
Disaggregation of Revenue
Total revenues	411,698	437,976
Relaxation Salon Segment | Other franchise revenues
Disaggregation of Revenue
Total revenues	630,227	247,351
Relaxation Salon Segment | Other revenues
Disaggregation of Revenue
Total revenues	40,647
Digital Preventative Healthcare
Disaggregation of Revenue
Total revenues	386,383	43,965	¥ 25,670
Digital Preventative Healthcare | Other revenues
Disaggregation of Revenue
Total revenues	386,383	43,965
Luxury Beauty
Disaggregation of Revenue
Total revenues	594,761	169,320
Luxury Beauty | Directly-operated salons
Disaggregation of Revenue
Total revenues	594,761	169,320
Operating segments
Disaggregation of Revenue
Total revenues	6,954,057	5,409,825
Operating segments | Directly-operated salons
Disaggregation of Revenue
Total revenues	3,716,410	3,447,834
Operating segments | Directly-operated salons sold
Disaggregation of Revenue
Total revenues	1,122,595	559,000
Operating segments | Franchise
Disaggregation of Revenue
Total revenues	155,952	199,889
Operating segments | Royalty income
Disaggregation of Revenue
Total revenues	403,170	209,848
Operating segments | Staffing service revenue
Disaggregation of Revenue
Total revenues	86,975	263,962
Operating segments | Sublease revenue
Disaggregation of Revenue
Total revenues	411,698	437,976
Operating segments | Other franchise revenues
Disaggregation of Revenue
Total revenues	630,227	247,351
Operating segments | Other revenues
Disaggregation of Revenue
Total revenues	¥ 427,030	¥ 43,965